Investments Held at Fair Value - Schedule of Investments Held at Fair Value (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
Investments held at fair value [Line Items]
Beginning balance		$ 317,841	$ 251,892
Investment in Vedanta preferred shares – Vedanta deconsolidation		179,248
Loss realised on sale of investments			(265)
Loss – changes in fair value through profit and loss		(2,398)
Gain realised on sale of Karuna shares		151
Balance as of December 31, 2024 before allocation of equity method loss to long-term interest ("LTI")		196,733
Equity method loss recorded against LTI		(5,307)
Ending balance		191,426	317,841
Vedanta
Investments held at fair value [Line Items]
Investment in Vedanta preferred shares – Vedanta deconsolidation			20,456
Gelesis
Investments held at fair value [Line Items]
Investment in Gelesis 2023 Warrants			1,121
Loss – changes in fair value through profit and loss			77,945
Karuna
Investments held at fair value [Line Items]
Sale of Karuna shares		(292,672)
Loss realised on sale of investments	$ (29,303)
Karuna and Vor
Investments held at fair value [Line Items]
Sale of Karuna shares			$ (33,309)
Vedanta Biosciences (Common)
Investments held at fair value [Line Items]
Sale of Karuna shares		$ (5,437)